Debt Issued (Details) - Schedule of debt securities issued $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount	$ 215,357
UCHI-J1111 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	UF
Amount	$ 61,471
Terms Years	23 years
Annual issue rate %	1.05%
Issue date	20/08/2019
Maturity date	20/08/2042
UCHI-J1111 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	UF
Amount	$ 65,973
Terms Years	23 years
Annual issue rate %	1.04%
Issue date	20/08/2019
Maturity date	20/08/2042
UCHI-J1111 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	UF
Amount	$ 48,799
Terms Years	23 years
Annual issue rate %	0.99%
Issue date	21/08/2019
Maturity date	21/08/2042
UCHI-I1111 [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	UF
Amount	$ 39,114
Terms Years	21 years
Annual issue rate %	0.96%
Issue date	24/09/2019
Maturity date	24/09/2040